UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ayrie Golden Eagle Global Holdings Ltd.

Address:  Ogier Fiduciary Services (Cayman) Limited
          Queensgate House
          South Church Street
          PO Box 1234
          Grand Cayman, KY1-1108
          Cayman Islands


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Mooney
Title:  Director
Phone:  (914) 460-4057


Signature, Place and Date of Signing:

/s/ Christopher Mooney           Purchase, New York         February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----
1. 28-12616                         LYZ Capital Advisors LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



SK 26241 0004 855749